ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Current Assets:
Cash and cash equivalents	¥ 718,478	$ 101,468	¥ 89,960	¥ 9,713
Advances to suppliers	32,628	4,608	42,145
Prepaid expenses and other current assets	37,312	5,269	32,969
Total current assets	1,076,464	152,025	428,458
Intangible assets, net	82,567	11,661	104,457
TOTAL ASSETS	1,434,051	202,528	689,290
Current liabilities:
Accrued expenses and other current liabilities	30,042		24,039
Total current liabilities	233,922	33,037	768,310
Deferred income	10,033	1,417
Total liabilities	256,289	36,196	781,136
Shareholders' (deficit) equity:
Additional paid-in capital	1,504,848	212,525	701,041
Subscription receivable			(558,996)
Accumulated deficit	(325,126)	(45,916)	(232,635)
Other comprehensive income	4,598	649
Total Ruhnn Holding Limited shareholders' (deficit) equity	1,184,320	167,258	(90,590)
Total shareholders' (deficit) equity	1,177,762	166,332	(91,846)	¥ (134,025)	¥ (43,218)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	1,434,051	202,528	689,290
Parent company
Current Assets:
Cash and cash equivalents	14,240	2,011	1
Advances to suppliers			553
Prepaid expenses and other current assets	117	17
Total current assets	14,357	2,028	554
Amounts due from subsidiaries and consolidated VIEs	1,333,084	188,266	1,717
Intangible assets, net	80,683	11,395	101,283
TOTAL ASSETS	1,428,124	201,689	103,554
Current liabilities:
Accrued expenses and other current liabilities	6,813	962
Amounts due to subsidiaries and consolidated VIEs	22,370	3,159	9,143
Total current liabilities	29,183	4,121	9,143
Deferred income	10,033	1,417
Deficits of investments in subsidiaries and consolidated VIEs	204,588	28,893	185,001
Total liabilities	243,804	34,431	194,144
Shareholders' (deficit) equity:
Additional paid-in capital	1,504,848	212,525	701,041
Subscription receivable			(558,996)
Accumulated deficit	(325,126)	(45,916)	(232,635)
Other comprehensive income	4,598	649
Total Ruhnn Holding Limited shareholders' (deficit) equity	1,184,320	167,258	(90,590)
Total shareholders' (deficit) equity	1,184,320	167,258	(90,590)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	¥ 1,428,124	$ 201,689	¥ 103,554